Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 7 – Leases

The Group applies IFRS 16, Leases, as from January 1, 2019. The Group has lease agreements with respect to offices.

1. Information regarding material lease agreements entered into during the period

The Group entered into an agreement for the lease of offices in Rehovot as from September 15, 2020. Accordingly, the Group recognized in the statement of financial position a right-to-use asset in the amount of USD 817 thousand concurrently with the recognition of a lease liability in the same amount. The agreement has an option to extend the lease, for additional 5 years. This additional period is not considered in the calculation of the liability as the Group currently does not predict it will use this option. The potential future lease payments not included in the lease liability are USD 534 thousand.

2. Right-to-use assets

Carrying amounts of right-to-use assets and movement during the period:

Office Lease
USD thousands
Balance as at January 1, 2019	0
Depreciation on right-to-use assets	(194)
Change during the year	400
Balance as at December 31, 2019	206

Balance as at January 1, 2020	206
Depreciation on right-to-use assets	(233)
Change during the year	817
Balance as at December 31, 2020	790

3.	Lease liability

Maturity analysis of the Group's lease liabilities

December 31,
2020
USD thousands
Less than one year	210
One to five years	840

Total	1,050

Short-term lease liability	207

Long-term lease liability	688

4.	Additional information on leases

(a)	Amounts recognized in profit or loss

	2020	2019
	USD thousands	USD thousands
Interest expenses on lease liability	41	45

2018
USD thousands
Lease payments recognized as an expense	209